Financial Instruments - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about financial instruments [line items]
Time deposits with banks and financial institutions	$ 3,178	$ 1,282
Cash and cash equivalents	$ 4,991	$ 2,173
Term Loan [Member]
Disclosure of detailed information about financial instruments [line items]
Percentage of reasonably possible increase in unobservable input	1.00%
Number of basis Points increase in LIBOR	100 basis point
Bench Mark Rate, Measurement Input [Member] | Term Loan [Member]
Disclosure of detailed information about financial instruments [line items]
Interest expense on debt instruments issued	$ 20
Bottom of range [member]
Disclosure of detailed information about financial instruments [line items]
Past period term for assessing credit losses	12 months
Top of range [member]
Disclosure of detailed information about financial instruments [line items]
Past period term for assessing credit losses	18 months